Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables
Schedule of Trade and other payables

	2018	2017	2016
	$m	$m	$m
Current liabilities
Trade payables	1,720	2,285	1,680
Value added and payroll taxes and social security	204	243	240
Rebates, chargebacks, returns and other revenue accruals	4,043	3,264	3,601
Clinical trial accruals	993	922	696
Other accruals	3,951	3,324	2,714
Externalisation revenue contract liabilities	92	–	–
Contingent consideration	867	555	527
Other payables	971	1,048	1,028
Total	12,841	11,641	10,486
Non-current liabilities
Accruals	7	143	292
Externalisation revenue contract liabilities	78	–	–
Contingent consideration	4,239	4,979	4,930
Acerta Pharma put option liability (Note 25)	1,838	1,823	1,901
Other payables	608	895	2,365
Total	6,770	7,840	9,488

Schedule of Contingent consideration

	2018	2017	2016
	$m	$m	$m
At 1 January	5,534	5,457	6,411
Settlements	(349)	(434)	(293)
Revaluations	(495)	109	(1,158)
Discount unwind (Note 3)	416	402	497
At 31 December	5,106	5,534	5,457

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	216
Amplimmune	2013	Milestones	275
Omthera	2013	Milestones	120
Pearl Therapeutics	2013	Milestones	390
BMS’s share of Global Diabetes Alliance[1]	2014	Milestones and royalties	600
Almirall[1]	2014	Milestones and royalties	620
Definiens[1]	2014	Milestones	150
[1]

These contingent consideration liabilities have been designated as the hedge instrument in a net investment hedge of foreign currency risk arising on the Group’s underlying US dollar net investments held in non-US dollar denominated subsidiaries. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.